Additional disclosure items G.1 Fees to auditors (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Auditor's remuneration [abstract]
Audit fees	$ 6.8	$ 6.7	$ 4.7
Audit related fees	1.3	0.4	0.3
Tax fees	0.1	0.2	0.2
Other fees	0.6	0.6	0.7
Total	$ 8.8	$ 7.7	$ 5.9